Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue
Schedule of revenue by region

€ millions	2022	2021	2020
Germany	4,504	4,343	4,015
Rest of EMEA	8,577	8,246	8,052
EMEA	13,081	12,589	12,067
United States	10,811	8,870	9,110
Rest of Americas	2,484	2,099	1,996
Americas	13,295	10,969	11,106
Japan	1,242	1,301	1,305
Rest of APJ	3,253	2,984	2,859
APJ	4,495	4,285	4,165
 SAP Group	30,871	27,842	27,338

Schedule of major revenue classes by region

€ millions	Cloud Revenue			Cloud and Software Revenue

	2022	2021	2020	2022	2021	2020
EMEA	4,293	3,308	2,608	11,236	10,931	10,364
Americas	6,687	4,894	4,439	11,333	9,348	9,239
APJ	1,575	1,217	1,033	3,952	3,798	3,625
 SAP Group	12,555	9,418	8,080	26,521	24,078	23,228

Schedule of reconciliation of activities impacting contract liabilities

€ billions	2022
 1/1/2022	4.4
Increases resulting from billing and invoices becoming due	10.9
Decreases resulting from satisfaction of performance obligations	-10.1
Other[1]	0.1
 12/31/2022	5.3

[1] Other includes, for example, the impact of foreign currency translation and business combinations.